Average Annual Total Returns (International Opportunities Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	8.21%
Five Year	2.94%
Since Inception	5.42%
Date of Inception	Apr. 29, 2005
Series I, International Opportunities Trust
Average Annual Return:
One Year	13.58%
Five Year	2.81%
Since Inception	6.47%
Date of Inception	Apr. 29, 2005
Series II, International Opportunities Trust
Average Annual Return:
One Year	13.39%
Five Year	2.65%
Since Inception	6.30%
Date of Inception	Apr. 29, 2005
Series NAV, International Opportunities Trust
Average Annual Return:
One Year	13.75%
Five Year	2.88%
Since Inception	6.54%
Date of Inception	Apr. 29, 2005